Condensed Financial Information (Parent Company) (Condensed Balance Sheet - Parenthetical) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 334,780	$ 333,599
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	84,000,000	84,000,000
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, aggregate liquidation preference	$ 2,100	$ 2,100
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,153,998,144	1,125,224,024
Common stock, shares outstanding	1,131,927,894	1,122,030,137
Treasury stock, shares	22,070,250	3,193,887
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 5,037	$ 4,497
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	84,000,000	84,000,000
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, aggregate liquidation preference	$ 2,100	$ 2,100
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,153,998,144	1,125,224,024
Common stock, shares outstanding	1,131,927,894	1,122,030,137
Treasury stock, shares	22,070,250	3,193,887